Allowance for Doubtful Accounts - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012 Categories	Oct. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable By Class Number of Portfolio Segments	2
Wholesale Portfolio
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable Number Of Classes Of Receivables In Each Portfolio	1
Retail Portfolio
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable Number Of Classes Of Receivables In Each Portfolio	1
Impaired Financing Receivable, Average Recorded Investment	$ 16	$ 32